NOTE 9 - INCOME TAXES - Reconciliation of income taxes computed at the federal and state staturory income (Details)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Abstract]
Income tax computed at the federal statutory rate	0.34	0.34
Income tax computed at the state statutory rate	0.05	0.05
Valuation allowance	(0.39)	(0.39)
Total deferred tax asset	0.00	0.00